Intangible Assets, Net (Details) - Schedule of Amortization Amount of Intangible Asset - Other Intangible Assets [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Intangible Assets, Net (Details) - Schedule of Amortization Amount of Intangible Asset [Line Items]
2024	$ 3,302
2025	3,302
2026	3,302
2027	3,302
Thereafter	7,047
Total Intangible assets	$ 20,255